Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	YieldQuest Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001327374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
YieldQuest Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	YIELDQUEST TOTAL RETURN BOND FUND Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the YieldQuest Total Return Bond Fund (the “Total Return Fund” and the “Fund”) is total return comprised of both income and capital appreciation.
Fees and Expenses of the Fund	yft1327374_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	yft1327374_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Total Return Fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of fixed income securities, either directly or through investments in ETFs and actively managed closed-end funds that invest primarily in fixed income securities. The Total Return Fund seeks to benefit from attractive valuations in every segment of the fixed income market by investing in bonds, notes, mortgage-backed and asset-backed securities, collateralized mortgage obligations, corporate debt, mortgage REITs, publicly-traded partnerships, convertible securities, preferred securities that make regular interest or dividend payments, U.S. government securities, short-term obligations (such as commercial paper), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), municipal bonds and money market investments.

The Total Return Fund may invest in fixed income securities of any maturity. Typically, the Total Return Fund’s weighted average maturity ranges from two to 10 years. Under normal circumstances, the Total Return Fund invests in investment grade fixed income securities. From time to time, depending on general market conditions and the prospects presented by the individual security, the Total Return Fund may invest up to 25% of its net assets, measured at the time of purchase, in non-investment grade fixed income securities, commonly known as “junk bonds.” The Total Return Fund may invest up to one-third of its assets in securities of foreign issuers, including forward foreign currency contracts and securities of issuers based in emerging markets, either directly or indirectly through investments in other investment companies that invest primarily in foreign securities and/or depositary receipts.

The Total Return Fund may invest up to 20% of its net assets in other than debt securities, including equity securities, such as dividend paying common stocks, preferred stocks, equity REITs, ETFs and actively managed closed-end funds that invest primarily in stocks, commodities or equity REITs.

The Fund’s portfolio may be comprised substantially of shares of other investment companies (including mutual funds, ETFs, closed-end funds and money market funds). As a result of its overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate. The Fund may invest in derivatives, using them for any purpose consistent with its investment objective including hedging or managing risk, obtaining market exposure, or maintaining sufficient liquidity. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in short sales.

The Fund actively trades equity index futures, Treasury and Euro futures, index options, and foreign currency forward contracts. These transactions may be used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). These strategies have costs associated with them and losses (which may be substantial) may be incurred if the Advisor is incorrect in its expectations about the direction or extents of movement of markets or interest rates. In addition, hedging strategies negatively impact the Fund’s portfolio by decreasing the Fund’s upside performance potential.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Total Return Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Total Return Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The strategies used by the Advisor with respect to the Fund may fail to produce the intended results. If the Advisor’s investment strategies with respect to the Fund fail to produce the intended results, your investment could be diminished or even lost. In addition, the Advisor’s active trading strategy for the Fund may increase the Fund’s costs and, thereby, reduce its performance.
  Fixed Income Securities Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.
  Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Advisor could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the securities underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the derivative instrument becomes illiquid. Many derivatives, in addition to other requirements, generally require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.
  Options and Futures Risk. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging may minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivatives transactions would reduce the Fund’s net asset value, and possibly income, and such losses can be greater than if the derivatives transactions had not been utilized.
  Junk Bond Risk. The Fund may be subject to greater levels of interest rate and credit risk as a result of investing in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Investment Company Securities Risk. When the Fund invests in another investment company (including ETFs and closed-end funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.
  ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Closed-End Fund Risk. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Overall stock market risks may affect the value of closed-end funds. During periods of extreme market volatility, the price of a closed-end fund that holds a portfolio of fixed income securities generally may fall on the days that equity markets experience significant losses.
  Foreign Securities Risk. When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Advisor may not hedge against currency movements in the various markets in which the Fund invests so the value of the Fund is subject to the risk of adverse changes in currency exchange rates. The Fund is subject to currency risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. In certain instances, governments that issue foreign currencies may take actions that adversely affect the liquidity of foreign currency positions, or securities denominated in foreign currencies.
  Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers.
  Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.
  Preferred Stock Risk. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates.
  Mortgage-Related and Other Asset-Backed Securities Risk. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Mortgage-backed securities (MBS) may also possess credit risk. Asset-backed securities typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the issuer of the asset-backed securities with respect to the underlying loans.
  REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus.
  Short Sale Risk. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may also incur additional costs in connection with its short sales, including, for example, borrowing and accounting maintenance costs.
  Publicly Traded Partnership Risk. Investments in publicly traded partnerships are subject to various risks related to the underlying operating companies controlled by such partnerships, including dependence upon specialized management skills and the risk that such management may lack, or have limited, operating histories.
  Turnover Risk. The Fund is actively managed and experiences a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.
  Commodities Risk. The Fund may invest in publicly traded master limited partnerships, ETFs, and other investment companies that are subject to commodities risks based upon their underlying investments. To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks. In general, these investments may be subject to greater volatility, depend upon specialized management skills and may lack or have limited operating histories. For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on various factors.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment.
Performance	yft1327374_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund makes updated performance information available at the Fund’s website, www.yieldquest.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldquest.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns for the Institutional Class For the periods ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest return for a quarter was 14.01% for the quarter ended June 30, 2009, and the lowest return was -31.44% for the quarter ended September 30, 2011.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax figures are only shown for Institutional Shares. After-tax figures for Investor Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax figures are only shown for Institutional Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance data current to the most recent month end may be obtained by calling (877) 497-3634.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 497-3634
YieldQuest Total Return Bond Fund | Institutional Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class Shares
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.55%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.20%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class Shares
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	914
5 years	rr_ExpenseExampleYear05	1,701
10 years	rr_ExpenseExampleYear10	3,763
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	8.12%
2007	rr_AnnualReturn2007	(4.12%)
2008	rr_AnnualReturn2008	(19.27%)
2009	rr_AnnualReturn2009	11.92%
2010	rr_AnnualReturn2010	(2.41%)
2011	rr_AnnualReturn2011	(58.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.44%)
YieldQuest Total Return Bond Fund | Investor Class Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Investor Class Shares
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	3.05%
Short Dividend and Interest Expense	rr_Component1OtherExpensesOverAssets	0.55%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.20%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class Shares
1 year	rr_ExpenseExampleYear01	183
3 years	rr_ExpenseExampleYear03	1,017
5 years	rr_ExpenseExampleYear05	1,867
10 years	rr_ExpenseExampleYear10	4,070
YieldQuest Total Return Bond Fund | Return Before Taxes | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
One Year	rr_AverageAnnualReturnYear01	(58.22%)
Five Years	rr_AverageAnnualReturnYear05	(18.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.09%)
YieldQuest Total Return Bond Fund | Return Before Taxes | Investor Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Investor Class (commenced operations on February 28, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
One Year	rr_AverageAnnualReturnYear01	(58.41%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(23.53%)
YieldQuest Total Return Bond Fund | Return After Taxes on Distributions | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
One Year	rr_AverageAnnualReturnYear01	(59.05%)
Five Years	rr_AverageAnnualReturnYear05	(20.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.74%)
YieldQuest Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	YieldQuest Total Return Bond Fund – Institutional Class (commenced operations on November 1, 2005)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
One Year	rr_AverageAnnualReturnYear01	(37.58%)
Five Years	rr_AverageAnnualReturnYear05	(14.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.32%)
YieldQuest Total Return Bond Fund | Barclays Capital Aggregate Bond Index | Inception Period, Since November 01, 2005
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
YieldQuest Total Return Bond Fund | Barclays Capital Aggregate Bond Index | Inception Period, Since February 28, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index	[4]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
commenced operations on	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%

[1]	Short Dividend and Interest Expense results from the Fund's use of short sales. This expense is required to be treated as a Fund expense for accounting purposes and is not payable to the advisor. Excluding this Expense, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 0.90% for the Institutional Class and 1.25% for the Investor Class.
[2]	Represents the pro rata fees and expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Excluding these expenses, Total Annual Fund Operating Expenses After Expense Reimbursement would have been 1.34% for Institutional Class Shares and 1.69% for Investor Class Shares.
[3]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses, so that Total Annual Fund Operating Expenses (excluding 12b-1 fees, short dividend and interest expenses, acquired fund fees and expenses and administrative service fees ) do not exceed 0.79% of average daily net assets of Institutional Class shares and Investor Class shares, each through February 28, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[4]	The Barclays Capital Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The Barclays Capital Aggregate Bond Index was previously named the Lehman Brothers Aggregate Bond Index.